Oil and Gas Properties - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Adjusted inflation for prices and costs subsequent to 2023	0.020
Conventional CGU | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections		8.00%
Conventional CGU | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections		20.00%
Eagle Ford CGU | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections		8.00%
Eagle Ford CGU | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections		20.00%
Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ (180.0)	$ (285.3)
Discount rate applied to cash flow projections	11.00%
Oil and gas assets | Conventional CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(65.0)
Oil and gas assets | Eagle Ford CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ (220.3)